TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS   February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 1.3%
----------------------------------------------------------
Houston, Texas, Higher
  Education Finance Corp.
  3.35% due 5/24/01            $ 5,000         $ 5,000,000
Long Island Power Authority,
  2.30% due 5/08/01              5,000           5,000,000
                                               -----------
                                                10,000,000
                                               -----------
GENERAL OBLIGATION BONDS
AND NOTES -- 4.1%
----------------------------------------------------------
Iowa State School, Cash
  Anticipation Program,
  3.88% due 1/30/02             14,000          14,105,364
Olathe, Kansas,
  4.75% due 6/01/01              7,500           7,507,922
South   Carolina State,
  5.75% due 3/01/01              1,000           1,000,000
South Carolina State,
  6.00% due 5/01/01              1,000           1,002,615
South Carolina State,
  5.75% due 1/01/02              2,000           2,026,229
Utah  State,
  5.00% due 7/01/01              4,900           4,910,757
                                               -----------
                                                30,552,887
                                               -----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 16.6%
----------------------------------------------------------
Alabama State, Municipal
  Electric Power Supply
  Revenue,
  6.50% due 9/01/01              4,000           4,080,080
Arizona State, Transitional
  Board Highway Revenue,
  6.50% due 7/01/01              1,500           1,533,171
Bayonne, New Jersey,
  5.00% due 7/12/01              7,000           7,012,200
Brazos, Texas, Higher
  Education Authority,
  5.85% due 6/01/01              2,000           2,004,593
California Student Loan,
  AMT,
  4.70% due 6/01/01              3,000           3,000,000
Chicago,Illinois,
  3.65% due 8/09/01              3,500           3,500,000
Douglas County Colorado,
  School District No 1,
  5.00% due 6/29/01              3,000           3,006,468
Intermountain Power
  Agency, Utah,
  3.20% due 4/05/01              4,000           4,000,000
Iowa  School Corporation,
  5.50% due 6/22/01             12,000          12,035,888

Louisa, Virginia, Industrial
  Development Authority, AMT,
  4.00% due 3/01/02              7,000           7,000,000
Louisiana Local
  Government, Environmental
  Facilities Revenue,
  5.25% due 2/15/02             10,000          10,178,244

Mercer County, North
  Dakota, Solid Waste
  Disposal Authority, AMT,
  4.45% due 6/01/01              3,300           3,300,000
Michigan Municipal Bond
  Authority,
  4.75% due 4/26/01              4,000           4,002,941
Michigan Municipal
  Bond Authority,
  5.00% due 7/02/01              2,600           2,605,456
Michigan Municipal Bond
  Authority,
  4.30% due 8/23/01              2,500           2,508,043
Michigan State Building
  Authority Revenue,
  6.10% due 10/01/01             2,000           2,019,280
Minnesota State, Housing
  Finance Agency,
  4.45% due 11/29/01             4,000           4,000,000
Oklahoma State Water
  Resource Board State
  Loan Revenue,
  4.30% due 3/01/01              8,500           8,500,000
Oklahoma
  State Water Resource
  Board State Loan Revenue,
  3.45% due 9/04/01              5,535           5,535,000
South Carolina Jobs,
  Economic Development
  Authority,
  4.45% due 3/15/01             19,995          19,995,000
Tucson, Arizona, Water
  Revenue,
  7.00% due 7/01/01              4,150           4,268,240
University Of Missouri
  Capital Projects,
  5.25% due 6/29/01              2,000           2,005,671
Washington State Public
  Power Supply,
  5.25% due 7/01/01              2,000           2,006,006
Western, Michigan,
  University Revenue,
  6.50% due 7/15/01              2,475           2,543,379

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- (CONT'D)
----------------------------------------------------------
Yoakum County, Texas,
  Pollution Control Revenue,
  4.35% due 5/01/01            $ 3,000        $  3,000,000
                                              ------------
                                               123,639,660
                                              ------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 13.7%
---------------------------------------------------------
Bartholomew Considated School,
  Corporate Ind, TANs,
  4.75% due 6/29/01              5,238           5,258,237
Bartholomew Considated
  School, Corporate Ind, TANs,
  4.60% due 12/31/01             4,238           4,275,649
Benton, Indiana, Community
  School Corporation, TANs,
  5.00% due 12/31/01             2,700           2,708,630
Concord, Indiana, Community
  Schools, TANs,
  4.00% due 12/31/01             5,390           5,403,028
DeKalb County, Georgia,
  TANs,
  3.60% due 8/01/01              1,500           1,500,000
Indianapolis, Indiana,
  Thermal, BANs,
  5.00% due 5/01/01              4,000           4,004,281
Jefferson County, Colorado
  School District R-001, TANs,
  5.00% due 6/27/01              2,400           2,405,111
Jersey City, New Jersey,
  BANs,
  4.00% due 1/11/02             28,969          29,040,928
Kane Mc Henry Cook and
  De Kalb Counties,
  Illinois School District,
  4.63% due 9/28/01             22,400          22,478,773
Middle Country Central
  School District, NY, TANs,
  4.75% due 6/29/01              5,000           5,006,369
Portage County, Ohio,
  BANs,
  4.75% due 11/01/01             6,379           6,393,360
Spokane Washington,
  TRANs,
  4.75% due 4/02/01              2,000           2,000,840
West Branch, Ohio, Local
  School District, BANs,
  4.75% due 9/21/01              4,475           4,483,463
West Jordan, Utah, TRANs,
  4.75% due 6/29/01              6,950           6,955,462
                                              ------------
                                               101,914,131
                                              ------------
VARIABLE RATE DEMAND NOTES* -- 64.2%
----------------------------------------------------------
ABN--Amro
  Leasetops Certificates Trust,
  due 10/01/04                   3,409           3,409,460

ABN--Amro
  Munitops Certificates Trust,
  due 3/07/07                    4,000           4,000,000
ABN--Amro
  Munitops Certificates Trust,
  AMT, due 4/05/06               5,000           5,000,000
ABN--Amro
  Munitops Certificates Trust,
  AMT,due 7/05/06                9,000           9,000,000
ABN--Amro
  Munitops Certificates Trust,
  due 5/07/08                   15,000          15,000,000
Adams County, Colorado,
  Industrial Development
  Revenue, due 12/01/15          2,000           2,000,000
Alaska State Housing
  Finance Corp., AMT,
  due 6/01/07                    5,795           5,795,000
Arapahoe County,
  Colorado, Revenue
  Authority,
  due 7/01/07                    1,585           1,585,000
Ascension, Louisiana,
  Solid Waste, AMT,
  due 12/01/27                   2,000           2,000,000
Ashe County, North Carolina,
  Industrial Facilities
  and Pollution,
  due 7/01/10                    2,100           2,100,000
Babylon, New York, Industrial
  Development Resource
  Recovery Revenue, AMT,
  due 12/01/24                   1,200           1,200,000
Beloit, Kansas, Industrial
  Development Authority,
  AMT,
  due 12/01/16                   1,100           1,100,000
Beaver County, Pennsylvania,
  Pollution Control Revenue,
  due 12/01/20                   1,500           1,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Bexar County, Texas,
 Housing Finance
 Authority,
 due 9/15/26                   $ 1,900        $  1,900,000
Brooks County, Georgia,
 Development Authority
 Revenue,
 due 3/01/18                     2,000           2,000,000
Carrollton, Georgia, Payroll
 Development Authority,
 due 3/01/15                     1,550           1,550,000
Carthage, Missouri,
 Industrial Development
 Authority Revenue,
 due 4/01/07                     2,000           2,000,000
Carthage, Missouri,
 Industrial Development
 Authority Revenue, AMT,
 due 9/01/30                     2,000           2,000,000
Castle Pines, North
 Metro District,
 Colorado,
 due 12/01/28                    4,990           4,990,000
Chesterfield County,
 Virginia, Industrial
 Development,
 due 2/01/03                     1,400           1,400,000
Chicago, Illinois,
 due 1/01/23                    15,847          15,847,000
Chicago, Illinois,
 Board of Education,
 due 6/01/21                     3,000           3,000,000
Chicago, Illinois,
 Gas Supply Revenue,
 due 3/01/30                     5,000           5,000,000
Chicago, Illinois,
 O'Hare International
 Airport Revenue,
 due 7/01/10                       500             500,000
Clark County, Kentucky,
 Pollution Control Revenue,
 due 10/15/14                    2,000           2,000,000
Clarksville, Arizona,
 Industrial Development
 Revenue, AMT,
 due 8/01/13                     1,500           1,500,000
Clipper Tax Exempt Trust,
 AMT,
 due 3/01/15                       290             290,000
Clipper Tax Exempt Trust,
 AMT,
 due 3/01/16                     6,415           6,415,000
Coastal Bend, Texas, Health
 Facilities Development,
 due 8/15/28                     1,000           1,000,000
Cobb County, Georgia,
 Housing Authority,
 due 9/15/26                     2,800           2,800,000
Colorado Health
 Facilities
 Authority Revenue,
 due 6/01/21                     9,795           9,795,000

Colorado Springs Utility
 Revenue,
 due 11/15/26                    6,520           6,520,000
Columbus, Georgia,
 Housing
 Authority Revenue,
 due 11/01/17                      750             750,000
Davidson County, North
 Carolina, Industrial
 Facilities,
 due 7/01/20                     2,140           2,140,000
De Kalb County, Georgia,
 Development Authority,
 due 2/01/18                     1,100           1,100,000
De Kalb County, Georgia,
 Multi-Family Housing
 Revenue,
 due 6/15/25                     2,400           2,400,000
Director State, Nevada,
 Department of Business, AMT,
 due 8/01/20                       820             820,000
Emmaus, Pennsylvannia,
 General Authority
 Revenue,
 due 3/01/24                     7,800           7,800,000
Facilities Municipal Trust,
 due 12/15/14                    8,315           8,315,000
Fayetteville, Arkansas,
 Public Facilities Board,
 due 9/01/27                         5               5,000
Floyd County, Georgia,
 Development Authority,
 due 9/01/26                     1,080           1,080,000
Forsyth County, Georgia,
 Industrial Development
 Revenue,
 due 1/01/07                     2,000           2,000,000
Fulton County, Georgia,
 Development Authority Revenue,
 due 12/01/12                    2,000           2,000,000
Fulton County, Georgia,
 Development Authority
 Revenue,
 due 2/01/18                     1,960           1,960,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Fulton County, Georgia,
 Multi-Family Housing
 Revenue,
 due 4/01/30                   $ 1,500        $  1,500,000
Gordon County, Georgia,
 Industrial Development
 Authority Revenue, AMT,
 due 8/01/17                     1,000           1,000,000
Gulf Breeze, Florida,
 Revenue,
 due 3/31/21                     1,420           1,420,000
Gwinett County, Georgia,
 Industrial Development
 Revenue,
 due 3/01/17                       310             310,000
Hampton, Virginia,
 Redevelopment & Housing
 Authority, AMT,
 due 6/15/26                     2,400           2,400,000
Harris County, Texas,
 Toll Road,
 due 8/01/15                     2,700           2,700,000
Harris County, Texas,
 Health Facilities
 Development,
 due 10/01/29                    3,000           3,000,000
Hawkins County, Tennessee,
 Industrial Development Board,
 due 10/01/27                    1,450           1,450,000
Henrico County, Virginia,
 Industrial Development
 Authority,
 due 8/01/23                       180             180,000
Hillsborough County,
 Florida, School Board,
 due 1/01/12                     7,000           7,000,000
Illinois Educational
 Facilities Authority Revenue,
 due 1/01/28                    23,500          23,500,000
Illinois Health Facilities
 Authority Revenue,
 due 1/01/20                       100             100,000
Indiana Health Facilities
 Finance Authority Hospital Revenue,
 due 3/01/30                    10,000          10,000,000
Kansas City, Missouri,
 Industrial Development Authority,
 due 4/01/27                     7,550           7,550,000
Kentucky Economic Development
 Finance Authority,
 due 8/15/31                     2,650           2,650,000
Knox County, Tennessee,
 Health Educational
 Hospital Facilities Revenue,
 due 12/01/15                    4,500           4,500,000
Koch Certificates Trust,
 due 12/13/02                    3,729           3,728,658
Long Island Power Authority,
 due 4/01/25                     4,200           4,200,000
Macon Trust Pooled
 Variable Rate Certificates,
 due 3/03/07                    13,680          13,680,000

Madison, Wisconsin,
 Community Development
 Authority,
 due 6/01/22                     1,040           1,040,000
Maine Health and Higher
 Educational Facilities,
 due 7/01/19                     3,000           3,000,000
Marshfield, Wisconsin,
 Industrial Development
 Revenue,
 due 12/01/14                    2,500           2,500,000
Mason County, Kentucky,
 Pollution Control,
 due 10/15/14                    2,720           2,720,000
Massachusetts State
 Industrial Finance Agency,
 due 11/01/25                    1,960           1,960,000
Mecklenburg County,
 North Carolina,
 Industrial Facilities,
 due 9/01/14                     2,000           2,000,000
Metropolitan Atlanta,
 Rapid Transportation
 Authority, Georgia,
 due 7/01/20                     5,000           5,000,000
Metropolitan Pier &
 Exposition Authority,
 Illinois,
 due 6/15/21                       870             870,000
Miami Dade County,
 Florida, Aviation,
 due 10/01/29                    9,870           9,870,000
Michigan State Building
 Authority Revenue,
 due 10/01/09                    2,800           2,825,547
Michigan State Housing
 and Development Rental
 Revenue,
 due 4/01/24                     3,325           3,325,000
Minneapolis, Minnesota,
 due 12/01/05                    1,560           1,560,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)

                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Minneapolis, Minnesota,
 due 3/01/12                   $   310        $    310,000
Missouri State Health and
 Educational Facilities
 Revenue,
 due 7/01/18                     3,500           3,500,000
Missouri State Health and
 Educational Facilities
 Revenue,
 due 6/01/26                        15              15,000
Missouri State Housing and
 Development Common
 Mortgage,
 due 3/01/30                        50              50,000
Moorhead, Minnesota,
 Solid Waste Disposal, AMT,
 due 4/01/12                     3,000           3,000,000
Morristown, Tennessee,
 Industrial Development
 Board, AMT,
 due 2/01/15                     4,250           4,250,000
Municipal Securities
 Trust Certificates,
 due 8/17/10                     6,820           6,820,000
Municipal Securities Trust
 Certificates,
 due 12/02/14                   11,945          11,945,000
Nash County, North Carolina,
 due 12/01/14                    1,000           1,000,000
New Hampshire Higher
 Educational and Health,
 due 6/01/23                     1,300           1,300,000
New Hanover County,
 North Carolina,
 due 3/01/14                     2,250           2,250,000
New Hanover County,
 North Carolina,
 due 3/01/15                     2,250           2,250,000
New Hanover County,
 North Carolina,
 due 3/01/16                     2,250           2,250,000
New Jersey State
 Transportation Trust
 Fund Authority,
 due 6/15/14                     5,545           5,545,000
New York State Job
 Development Authority GTD,
 AMT,
 due 3/01/03                       900             900,000
North Carolina Educational
 Facilities,
 due 9/01/26                       200             200,000
North Carolina Medical
 Care Community Health
 System Revenue,
 due 11/15/28                   10,000          10,000,000
Oklahoma Finance
 Authority Revenue,
 due 1/01/30                     4,000           4,000,000
Orange County, Florida,
 Health Facilities Authority
 Revenue,
 due 10/01/14                    2,400           2,400,000

Orange County, Florida,
 Industrial Development
 Authority,
 due 1/01/11                       375             375,000
Orlando, Florida,
 Special Assessment Revenue,
 due 10/01/21                    3,200           3,200,000
Peoria, Illinois, Health
 Care Facilities Revenue,
 due 5/01/17                     1,050           1,050,000
Piedmont, South Carolina,
 Municipal Power Agency,
 due 1/01/22                     1,000           1,000,000
Pima County, Arizona,
 Industrial Development
 Authority,
 due 12/01/22                   10,000          10,000,000
Pinal County, Arizona,
 Pollution Control Revenue,
 due 12/01/11                    2,500           2,500,000
Pitney Bowes Credit Corp.
 Leasetops,
 due 11/13/02                      912             911,757
Pitney Bowes Credit Corp.
 Leasetops,
 due 3/15/05                     2,603           2,603,271
Pitney Bowes Credit Corp.
 Leasetops,
 due 3/16/05                    11,152          11,152,434
Port Corpus Christi,
 Authority, Texas,
 due 5/01/25                     1,500           1,500,000
Puerto Rico Public
 Finance Corp.,
 due 6/01/12                     1,115           1,115,000
Puerto Rico
 Commonwealth,
 due 7/01/27                     2,750           2,750,000
Puttable Floating Option
 Tax Receipts,
 due 10/11/30                    2,000           2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)  February 28, 2001
(Unaudited)


                               PRINCIPAL
                                AMOUNT
ISSUER                      (000'S OMITTED)      VALUE
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
----------------------------------------------------------
Puttable Floating Option Tax
 Receipts, AMT,
 due 12/05/30                  $ 7,025        $  7,025,000
Red Bay, Alabama, Industrial
 Development Board
 Revenue,
 due 11/01/10                    3,400           3,400,000
Regional Waste System,
 Maine, Solid Waste
 Resource Recovery Revenue,
 due 7/01/12                     9,700           9,700,000
Rhode Island State
 Industrial Facilities
 Corp., AMT,
 due 5/01/05                     1,250           1,250,000
Rhode Island State
 Industrial Facilities
 Corp., AMT,
 due 11/01/05                    2,650           2,650,000
Roswell, Georgia,
 Multi-Family Housing
 Authority,
 due 8/01/27                     2,500           2,500,000
Saint Charles Parish,
 Louisiana, Pollution
 Control Revenue,
 due 3/01/24                    10,400          10,400,000
San Antonio Texas,
 Water Revenue,
 due 5/15/26                     7,000           7,000,000
Savannah, Illinois,
 Industrial Development
 Revenue,
 due 6/01/04                       600             600,000
Sevier County, Tennessee,
 Public Building Authority,
 due 6/01/17                     2,940           2,940,000
South Carolina Jobs,
 Economic Development
 Authority,
 due 3/31/01                     5,295           5,295,000
Southeastern Oklahoma
 Industrial Development
 Authority,
 due 6/01/16                     3,400           3,400,000
Stevenson Alabama,
 Industrial Development
 Board Environmental
 Revenue, AMT,
 due 10/01/35                    5,000           5,000,000
Syracuse Industrial
 Economic Development
 Revenue,
 due 12/01/05                      490             490,000
Tarrant County, Texas,
 Health Facilities
 Development,
 due 11/15/26                      930             930,000
Tipton, Indiana,
 Economic Development
 Revenue,
 due 7/01/22                     1,000           1,000,000

Traill County,
 North Dakota, Industrial
 Development, AMT,
 due 12/01/11                    1,000           1,000,000
Traill County, North Dakota,
 Industrial Development,
 AMT,
 due 12/11/11                    1,000           1,000,000
Utah State,
 due 7/01/16                     1,000           1,000,000
Valdez, Alaska, Marine
 Terminal Revenue,
 due 8/01/25                     4,000           4,000,000
Vermont Industrial
 Development Authority
 Revenue, AMT,
 due 12/01/11                      700             700,000
Virginia College Building
 Authority,
 due 9/01/07                    14,515          14,515,000
Volusia County, Florida,
 Health Facilities
 Authority,
 due 11/01/15                      990             990,000
Walton County, Georgia,
 Industrial Building
 Authority,
 due 10/01/17                    2,300           2,300,000
Washington State
 Nonprofit Housing
 Finance Revenue,
 due 7/01/29                     3,050           3,050,000
Winchester, Kentucky,
 Industrial Building, AMT,
 due 10/01/18                    2,400           2,400,000
                                               478,783,127
TOTAL INVESTMENTS,
 AT AMORTIZED COST               99.9%         744,889,805
OTHER ASSETS,
 LESS LIABILITIES                 0.1              449,139
                                -----         ------------
NET ASSETS                      100.0%        $745,338,944
                                =====         ============

AMT -- Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
===============================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                 $744,889,805
Cash                                                                    147,808
Interest receivable                                                   5,958,367
-------------------------------------------------------------------------------
 Total assets                                                       750,995,980
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     5,535,000
Payable to affiliate-- Investment advisory fees (Note 2A)                61,853
Accrued expenses and other liabilities                                   60,183
-------------------------------------------------------------------------------
 Total liabilities                                                    5,657,036
-------------------------------------------------------------------------------
NET ASSETS                                                         $745,338,944
===============================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $745,338,944
===============================================================================


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
===============================================================================
INTEREST INCOME (Note 1B):                                          $14,355,126
EXPENSES
Investment Advisory fees (Note 2A)                       $708,414
Administrative fees (Note 2B)                             177,104
Custody and fund accounting fees                           96,649
Legal fees                                                 17,025
Audit fees                                                 14,100
Trustees' fees                                             10,995
Miscellaneous                                               1,617
-------------------------------------------------------------------------------
 Total expenses                                         1,025,904
Less: aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)            (484,861)
Less: fees paid indirectly (Note 1D)                       (9,922)
-------------------------------------------------------------------------------
 Net expenses                                                           531,121
-------------------------------------------------------------------------------
Net investment income                                                13,824,005
NET REALIZED LOSS ON INVESTMENTS                                        (15,100)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $13,808,905
===============================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
                                                FEBRUARY 28, 2001    YEAR ENDED
                                                  (Unaudited)      AUGUST 31, 2000
==================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                          $    13,824,005         $24,250,506
Net realized loss on investments                       (15,100)            (23,055)

----------------------------------------------------------------------------------
Increase in net assets from operations              13,808,905          24,227,451
----------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                      1,261,283,956       2,196,552,821
Value of withdrawals                            (1,205,246,217)     (2,202,408,291)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 capital transactions                               56,037,739          (5,855,470)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          69,846,644          18,371,981
----------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                675,492,300         657,120,319
----------------------------------------------------------------------------------
End of period                                  $   745,338,944        $675,492,300
==================================================================================

TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                        FEBRUARY 28, 2001  ---------------------------------------------------
                           (Unaudited)      2000       1999       1998      1997       1996
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)             $745,339      $675,492  $657,120   $723,858   $483,630   $372,171
Ratio of expenses to
 average net assets             0.15%*        0.15%     0.15%      0.15%      0.19%      0.30%
Ratio of net investment
 income to average
 net assets                     3.90%*        3.77%     3.11%      3.53%      3.46%      3.31%

Note: If Agents of the Portfolio had not  voluntarily  waived a portion  of  their fees during the periods  indicated and the  expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                     0.29%*        0.29%     0.29%      0.29%      0.31%      0.32%
Net investment income to
 average net assets             3.76%*        3.63%     2.98%      3.39%      3.35%      3.29%
==============================================================================================

* Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. CFBDS, Inc. ("CFBDS"), acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, N.A. became the Portfolio's Administrator effective January 1, 2001. Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $708,414, of which $307,757 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

0.05% of the Portfolio's average daily net assets and amounted to $177,104, all of which was voluntarily waived for the six months ended February 28, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,165,087,735 and $1,095,642,261, respectively, for the six months ended February 28, 2001.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2001, for federal income tax purposes, amounted to $744,889,805.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $1,023. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED  PERSON  OF  INVESTMENT  ADVISER

INVESTMENT ADVISER
(OF TAX  FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





















This report is prepared for the information of shareholders of Citi Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Tax Free Reserves.

(c)2001 Citicorp        [Logo] Printed on recycled paper             CFS/RTF/201